Fair Value Measurements (Details)	Sep. 30, 2021 USD ($)
Fair Value Measurements (Details) [Line Items]
Assets held in trust account	$ 1,002
Money Market Funds	207,007,744
Public Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Warrants listed and traded amount	$ 9,000,000.0